COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent of office	$ 68	$ 66
Cash paid for rent	$ 60
Weighted average remaining lease term	6 months	6 months
Weighted average discount rate	8.50%	8.50%
Accumulated payment on clinical research development	$ 16,100
Clinical trial expense	9,300	$ 4,100	$ 4,100
Lease liability		$ 33
Consumer Price Index [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent of office	$ 5